Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.92%
New Jersey–85.27%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$ 1,250	$ 1,485,248
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	770	772,279
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,669,689
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,559
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,121,365
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,224,494
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,249,086
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,234,372
Deutsche Bank Spears/Lifers Trust;
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	6,330	6,921,628
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	5,380	5,882,837
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	4,000	4,373,856
Essex (County of), NJ Improvement Authority; Series 1999, RB (INS - AMBAC)(a)	5.13%	04/01/2029	100	100,162
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(e)	4.00%	08/01/2060	1,500	1,641,265
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS -BAM)(a)	4.00%	08/01/2051	750	889,778
Series 2021 A, RB (INS -BAM)(a)	4.00%	08/01/2056	750	886,123
Series 2021 A, RB (INS -BAM)(a)	4.00%	08/01/2060	1,000	1,173,467
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS - AGC)(a)	4.13%	04/01/2022	75	75,168
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(f)	0.00%	11/01/2026	140	130,564
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	568,891
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	2,250	2,665,023
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,030
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(g)	5.50%	09/01/2030	20	20,076
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	469,783
Series 2012, Ref. RB	5.00%	09/01/2029	605	638,537
New Jersey (State of);
Series 2017 XF0553, GO Bonds(d)	5.00%	06/01/2028	5,000	6,177,617
Series 2020 A, GO Bonds	4.00%	06/01/2032	2,000	2,547,012
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	724,107
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	300	360,536
New Jersey (State of) Economic Development Authority;
Series 1997 A, RB(b)(f)	0.00%	07/01/2021	65	64,984
Series 1997 A, Ref. RB	5.88%	12/01/2026	2,100	2,102,466
Series 1998 B, RB(g)	6.50%	04/01/2031	90	96,929
Series 1999 A, RB	6.25%	07/01/2024	25	25,091
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	111,911
Series 2012 A, RB(g)	5.00%	06/15/2037	1,515	1,569,879
Series 2012 A, RB(g)	5.13%	06/15/2043	1,250	1,295,611
Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,166,892
Series 2012, Ref. RB	5.00%	06/15/2029	900	929,764
Series 2013, RB	6.00%	10/01/2043	3,200	3,495,390
Series 2014 A, RB(e)	6.00%	10/01/2034	515	564,627
Series 2014, RB	5.25%	01/01/2044	5,500	5,646,694
Series 2015 WW, Ref. RB	5.00%	06/15/2035	3,000	3,428,960
Series 2015 WW, Ref. RB	5.00%	06/15/2036	3,000	3,426,403
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,613,881
Series 2017, RB	5.00%	07/15/2047	1,000	1,151,422
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,203,077
Series 2018 A, RB (Acquired 08/29/2018; Cost $282,208)(e)(h)	5.38%	09/01/2033	275	290,591
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2018 A, RB(e)	5.00%	10/01/2033	$ 1,000	$ 1,115,361
Series 2018 A, RB	5.00%	07/01/2038	350	406,533
Series 2018 A, RB (Acquired 08/29/2018-08/30/2018; Cost $792,192)(e)(h)	5.63%	09/01/2038	765	810,385
Series 2018 A, RB(e)	5.25%	10/01/2038	2,500	2,780,597
Series 2018 A, RB(e)	6.25%	11/01/2038	525	625,721
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,585,674
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,496,558
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,144,595
Series 2018 A, RB(e)	6.50%	11/01/2052	2,500	3,007,657
Series 2018 B, RB(e)	6.00%	11/01/2022	250	252,283
Series 2019, RB	4.00%	06/15/2044	1,000	1,142,124
Series 2021, RB	4.00%	06/15/2046	2,750	3,154,593
Series 2021, RB	4.00%	06/15/2050	3,000	3,426,706
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	2,000	2,032,563
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.25%	09/15/2029	850	900,606
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(g)	6.50%	09/01/2030	25	22,868
New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(g)	4.00%	08/01/2059	4,275	4,730,494
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,336	2,930,457
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	53,492
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(g)	5.38%	01/01/2043	10,650	11,935,608
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,533,054
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,724,141
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,601,275
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,760,173
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS -AGM)(a)	4.00%	07/01/2036	765	922,177
New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,017
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2012 A, RB	5.00%	07/01/2037	1,000	1,001,466
Series 2017 F, RB	5.00%	07/01/2035	185	199,445
Series 2017 F, RB	5.00%	07/01/2036	300	322,745
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,432,761
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	3,440,862
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,413,123
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,124,651
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,391,228
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,407,983
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,296,388
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(g)	5.50%	12/01/2025	1,125	1,152,771
Series 2011 1, RB(g)	5.75%	12/01/2029	30	30,710
Series 2011 I, RB(g)	5.75%	12/01/2028	715	732,346
Series 2013 1B, RB(g)	4.75%	12/01/2043	2,000	2,075,794
Series 2019 C, Ref. RB(g)	3.63%	12/01/2049	1,000	1,029,214
Series 2021 C, RB(g)	3.25%	12/01/2051	500	505,154
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$ 870	$ 962,714
Series 2018 BB, Ref. RB(g)	3.80%	10/01/2032	875	955,974
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	538,043
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	910,482
Series 2020 E, Ref. RB	2.45%	10/01/2050	620	629,825
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2037	2,000	1,390,598
Series 2008 A, RB(f)	0.00%	12/15/2038	2,000	1,266,480
Series 2010 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2028	1,200	1,078,239
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,453,080
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	9,048,601
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	4,181,610
Series 2019 BB, RB	4.00%	06/15/2050	1,000	1,119,927
Series 2020 AA, RB	4.00%	06/15/2050	3,000	3,415,082
New Jersey (State of) Turnpike Authority; Series 2019 A, RB	5.00%	01/01/2048	2,000	2,457,063
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB(b)	5.00%	06/15/2042	2,360	2,475,164
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.50%	07/15/2021	1,000	1,003,568
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,312,417
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	472,477
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	352,867
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	913,441
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,123,340
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,510	1,593,468
South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,543,047
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	4,073,865
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	964,970
Series 2020 A, RB	4.00%	11/01/2050	1,000	1,150,532
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,779,931
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,218,524
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,997,402
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(g)	5.00%	03/01/2028	55	55,182
				221,513,390
Puerto Rico–11.22%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043		15,000	15,077,956
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(i)	5.25%	07/01/2037		2,150	1,935,000
Series 2011 C, Ref. GO Bonds(i)	6.50%	07/01/2040		3,000	2,636,250
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(i)	5.25%	07/01/2031		550	528,000
Series 2010 AAA-RSA-1, RB(i)	5.25%	07/01/2030		500	480,000
Series 2012 A, RB(i)	5.05%	07/01/2042		45	43,088
Series 2016 E-2, RB(i)	10.00%	07/01/2021		165	168,195
Series 2016 E-2, RB(i)	10.00%	01/01/2022		55	56,065
Series 2016 E-4, RB(i)	10.00%	07/01/2022		55	56,065
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(g)	6.63%	06/01/2026		175	181,125
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036		930	931,224
Series 2012, Ref. RB	5.13%	04/01/2032		100	101,575
Series 2012, Ref. RB	5.38%	04/01/2042		100	101,750
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(a)(f)	0.00%	07/01/2035	$ 975	$ 529,114
Series 2005 B, RB(i)	5.00%	07/01/2037	4,750	1,235,000
Series 2005 B, RB(i)	5.00%	07/01/2041	2,610	678,600
Series 2006 B, RB(i)	5.00%	07/01/2027	575	149,500
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(i)	6.50%	10/01/2037	400	161,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	1,000	1,032,441
Puerto Rico Public Finance Corp.; Series 2011 B, RB(i)	6.00%	08/01/2026	5,235	75,907
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2051	5,771	1,364,745
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,564,044
Series 2019 A-2, RB	4.54%	07/01/2053	60	66,549
				29,153,193
New York–4.05%
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(g)	5.00%	11/15/2037		850	1,041,857
Series 2019 220, RB(g)	4.00%	11/01/2059		2,000	2,292,325
Series 2019, RB(g)	5.00%	11/01/2044		1,500	1,867,601
Series 2021, Ref. RB(g)	4.00%	07/15/2046		4,500	5,326,674
					10,528,457
Virgin Islands–0.65%
Tobacco Settlement Financing Corp.;
Series 2006, RB(f)	0.00%	05/15/2035		1,100	450,815
Series 2006, RB(f)	0.00%	05/15/2035		3,100	1,092,125
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024		50	49,104
Series 2007 A, RB	5.00%	07/01/2026		15	14,555
Series 2007 A, RB	5.00%	07/01/2027		85	82,059
					1,688,658
Northern Mariana Islands–0.57%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(g)	6.25%	03/15/2028		1,500	1,477,908
Guam–0.16%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		125	132,563
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		250	264,207
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(g)	5.75%	09/01/2031		10	10,555
					407,325
TOTAL INVESTMENTS IN SECURITIES(j)–101.92% (Cost $255,151,514)					264,768,931
FLOATING RATE NOTE OBLIGATIONS–(5.99)%
Notes with interest and fee rates ranging from 0.60% to 0.79% at 05/31/2021 and contractual maturities of collateral ranging from 06/01/2028 to 05/01/2038(k)					(15,555,000)
OTHER ASSETS LESS LIABILITIES–4.07%					10,560,438
NET ASSETS–100.00%					$259,774,369
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $13,121,050, which represented 5.05% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to the alternative minimum tax.
(h)	Restricted security. The aggregate value of these securities at May 31, 2021 was $1,100,976, which represented less than 1% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $8,202,670, which represented 3.16% of the Fund’s Net Assets.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $23,355,938 are held by TOB Trusts and serve as collateral for the $15,555,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$264,768,931	$—	$264,768,931
Other Investments - Assets
Investments Matured	—	509,018	—	509,018
Total Investments	$—	$265,277,949	$—	$265,277,949
Invesco New Jersey Municipal Fund